FAIR VALUE MEASUREMENTS - Schedule of assets and liabilities that are measured at fair value (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	$ 160,117	$ 311,575
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	11,957,157	37,570,177
Level 1 [Member] | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	160,117	311,575
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Related Parties, Current	1,803,529	1,037,272
Level 3 [Member] | Private placement warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	$ 5,837	$ 11,675